EQUIPMENT DEPOSITS - RELATED PARTY	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
EQUIPMENT DEPOSITS - RELATED PARTY [Text Block]

NOTE 4 – EQUIPMENT DEPOSITS – RELATED PARTY

On February 27, 2013, we paid a $15,000 deposit on equipment that we purchased for approximately $208,773. The equipment was manufactured by and purchased under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.

On May 1, 2014 the Company paid a $690,000 deposit on equipment and on June 27, 2014 the Company paid a $21,500 deposit on equipment. As of June 30, 2014, the total amount of deposits for equipment is $711,500. The equipment will be manufactured by and under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.

NOTE 4 – EQUIPMENT DEPOSITS – RELATED PARTY

On February 27, 2013, we paid a $15,000 deposit on equipment that we purchased for approximately $208,773. During the year ended March 31, 2014, the Company paid an additional $193,773 for equipment that was completed during this year and $10,287 for a storage tank. The Company also paid an additional $201,900 for more equipment, however these funds were returned to the company. As of March 31, 2014, the total amount of deposits for equipment is $0. The equipment was manufactured by and purchased under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.